Notes to the Profit or Loss Statement - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings Before Income Taxes	€ 17,520,000	€ (591,051,000)	€ 22,492,000
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	€ (4,674,000)	€ 157,663,000	€ (6,000,000)
Tax Effects Resulting from:
Premium From Capital Increase By Incyte	0	0	14,182,000
Share-based Payment	(358,000)	(547,000)	(1,823,000)
Permanent Differences	0	(58,971,000)	4,991,000
Non-Tax-Deductible Items	(574,000)	(1,992,000)	(9,718,000)
Non-Recognition of Deferred Tax Assets on Temporary Differences	(112,354,000)	(8,117,000)	0
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(45,953,000)	(7,817,000)	0
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	0	0	6,548,000
Recognition of Deferred Tax Assets on Tax Loss Carryforwards from Prior Years	0	0	66,472,000
Tax Rate Differences to Local Tax Rates	(4,617,000)	(3,721,000)	140,000
Effect of Tax Rate Changes	0	0	0
Prior Year Taxes	0	96,000	0
Other Effects	(49,000)	(3,000)	607,000
Actual Income Tax	€ (168,578,523)	€ 76,590,860	€ 75,398,566
Average effective tax rate	962.20%	13.00%	(335.20%)